Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.25%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 30,000
Fair Value/Carrying Amount of Asset (Liability)	$ (519)
Weighted- Average Remaining Term (Years)	6 months
Fixed Interest Rate (%)	4.90%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 131,250
Fair Value/Carrying Amount of Asset (Liability)	$ (16,494)
Weighted- Average Remaining Term (Years)	10 years
Fixed Interest Rate (%)	5.20%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 32,134
Fair Value/Carrying Amount of Asset (Liability)	$ (66)
Weighted- Average Remaining Term (Years)	2 years 7 months 6 days
Fixed Interest Rate (%)	2.80%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 336,316
Fair Value/Carrying Amount of Asset (Liability)	$ (12,787)
Weighted- Average Remaining Term (Years)	2 years
Fixed Interest Rate (%)	3.40%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 91,000
Fair Value/Carrying Amount of Asset (Liability)	$ 174
Weighted- Average Remaining Term (Years)	0 days
Fixed Interest Rate (%)	1.70%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 184,005
Fair Value/Carrying Amount of Asset (Liability)	$ 3,167
Weighted- Average Remaining Term (Years)	8 years
Fixed Interest Rate (%)	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 86,477
Fair Value/Carrying Amount of Asset (Liability)	$ (11,092)
Weighted- Average Remaining Term (Years)	4 years 8 months 12 days
Fixed Interest Rate (%)	3.80%
Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreements – liabilities	$ (37,617)